Income Taxes (Details)	12 Months Ended
Jun. 30, 2021 USD ($)
Income Tax Disclosure [Abstract]
Net operating loss carryforwards expire, description	net operating loss carryforwards expire in 2037.
Net operating loss carryforwards	$ 15,011,401
Operating loss carryforwards	$ 17,000